LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
10.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2025	2024
Melco Resorts Related
2025 MRF Senior Notes, 4.875% and due 2025 (net of unamortized deferred financing costs and original issue premiums of nil and $1,732, respectively)	$—	$998,268
2026 MRF Senior Notes, 5.250% and due 2026 (net of unamortized deferred financing costs of nil and $1,256, respectively)	—	498,744
2027 MRF Senior Notes, 5.625% and due 2027 (net of unamortized deferred financing costs of $1,568 and $2,488, respectively)	598,432	597,512
2028 MRF Senior Notes, 5.750% and due 2028 (net of unamortized deferred financing costs and original issue premiums of $1,294 and $1,865, respectively)	848,706	848,135
2029 MRF Senior Notes, 5.375% and due 2029 (net of unamortized deferred financing costs and original issue premiums of $ 1,073 and $1,407, respectively)	1,148,927	1,148,593
2032 MRF Senior Notes, 7.625% and due 2032 (net of unamortized deferred financing costs of $5,016 and $5,611, respectively)	744,984	744,389
2033 MRF Senior Notes, 6.500% and due 2033 (net of unamortized deferred financing costs of $4,454)	495,546	—
MRM 2015 Credit Facilities, due 2026
MRM 2015 Term Loan	129	129
MN1 2020 Revolving Facilit ies , due 2027 (1)	886,625	158,305

	December 31,
	2025	2024

Studio City Related
2025 SCF Senior Notes, 6.000% and due 2025 (net of unamortized deferred financing costs of nil and $253, respectively)	—	221,369
2027 SCC Senior Secured Notes, 7.000% and due 2027 (net of unamortized deferred financing costs of $1,596 and $2,862, respectively)	348,404	347,138
2028 SCF Senior Notes, 6.500% and due 2028 (net of unamortized deferred financing costs of $1,582 and $2,299, respectively)	498,418	497,701

2029 SCF Senior Notes, 5.000% and due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,318 and $2,990, respectively)	1,097,682	1,097,010
SCC 2021 Credit Facilities, due 2029
SCC 2021 Term Loan	129	129
SCC 2021 Revolving Facility (2)	29,944	—
SCC 2024 Revolving Facilit ies , due 2029 (3)	49,992	—

	6,747,918	7,157,422
Less: Current portion of long-term debt, net	—	(21,597)

Long-term debt, net	$6,747,918	$7,135,825

(1)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the MN1
2020
Revolving Facilit
ies
 of $15,987 and $27,135, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(2)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC
2021
Revolving Facility of $248 and $308, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(3)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $6,836 and $8,484, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Melco Resorts
Related
MRF Senior Notes
On June 6, 2017, Melco Resorts Finance Limited (“MRF”), a subsidiary of Melco
 Resorts
, issued senior unsecured notes in an aggregate principal amount of $650,000 of 4.875% Senior Notes due June 6, 2025 at an issue price of 100% of the principal amount (the “Initial 2025 MRF Senior Notes”) pursuant to an indenture, dated June 6, 2017 (the “2025 MRF Indenture”) between MRF and a trustee; and on July 3, 2017 further issued senior unsecured notes in an aggregate principal amount of $350,000 of 4.875% Senior Notes due June 6, 2025 at an issue price of 100.75% of the principal amount (the “Additional 2025 MRF Senior Notes”) which were consolidated to form a single series with the Initial 2025 MRF Senior Notes (and together, the “2025 MRF Senior Notes”). The net proceeds from the offering of the Initial 2025 MRF Senior Notes were used to partly fund the redemption of the previous senior notes of MRF and the net proceeds from the offering of the Additional 2025 MRF Senior Notes were used to fully repay the MRM’s prior

revolving credit facility. On June 6, 2025, MRF fully redeemed an aggregate principal amount of $
1,000,000
under the 2025 MRF Senior Notes at maturity with drawdowns from the MN1 2020 Revolving Facilities (as defined below). The redemption of the 2025 MRF Senior Notes during the year ended December 31, 2025 included certain amounts purchased from a related party as disclosed in Note 21.
On April 26, 2019, MRF issued senior unsecured notes in an aggregate principal amount of $500,000 of 5.250% Senior Notes which would have been due on
April 26, 2026 at an issue price of 100%
of the principal amount (the “2026 MRF Senior Notes”) pursuant to an indenture, dated April 26, 2019 (the “2026 MRF Indenture”) between MRF and a trustee. The net proceeds from the offering of the 2026 MRF Senior Notes were used to partially repay the MRM 2015 Revolving Facility (as defined below). On September 15, 2025, MRF initiated a conditional cash tender offer (the “
2026 MRF Senior Notes
Tender Offer”) which expired on September 19, 2025, subject to the terms and conditions, to purchase any or all of the outstanding 2026 MRF Senior Notes. MRF purchased an aggregate principal amount of $
142,060
of

the 2026 MRF Senior Notes that were validly tendered (and not validly withdrawn) pursuant to the
2026 MRF Senior Notes
Tender Offer, and settled the transaction on September 24, 2025. The remaining 2026 MRF Senior Notes with aggregate principal amount of $
357,940
were redeemed in full on October 25, 2025.

The redemption of the 2026 MRF Senior Notes during the year ended December 31, 2025 included certain amounts purchased from a related party as disclosed in Note 21. In connection with the
2026 MRF Senior Notes
Tender Offer and the redemption of the 2026 MRF Senior Notes during the year ended December 31, 2025
, the Company recorded a loss on extinguishment of debt of $
756
 during the year ended December 31, 2025.
On July 17, 2019, MRF issued senior unsecured notes in an aggregate principal amount of $600,000 of 5.625% Senior Notes due July 17, 2027 at an issue price of 100%
of the principal amount (the “2027 MRF Senior Notes”) pursuant to an indenture, dated July 17, 2019 (the “2027 MRF Indenture”) between MRF and a trustee. The net proceeds from the offering of the 2027 MRF Senior Notes were used to partially repay the MRM 2015 Revolving Facility.
On July 21, 2020, MRF issued senior unsecured notes in an aggregate principal amount of $500,000 of 5.750% Senior Notes due July 21, 2028 at an issue price of 100% of the principal amount (the “Initial 2028 MRF Senior Notes”) pursuant to an indenture, dated July 21, 2020 (the “2028 MRF Indenture”) between MRF and a trustee; and on August 11, 2020 further issued senior unsecured notes in an aggregate principal amount of $350,000 of 5.750% Senior Notes due July 21, 2028 at an issue price of 101% of the principal amount (the “Additional 2028 MRF Senior Notes”) which were consolidated to form a single series with the Initial 2028 MRF Senior Notes (and together, the “2028 MRF Senior Notes”). The net proceeds from the offering of the 2028 MRF Senior Notes were partially used to repay the MN1 2020 Revolving Facilities and with the remaining amount used for general corporate purposes.
On December 4, 2019, MRF issued senior unsecured notes in an aggregate principal amount of $900,000 of 5.375% Senior Notes due December 4, 2029 at an issue price of 100% of the principal amount (the “Initial 2029 MRF Senior Notes”) pursuant to an indenture, dated December 4, 2019 (the “2029 MRF Indenture”) between MRF and a trustee; and on January 21, 2021 further issued senior unsecured notes in an aggregate principal amount of $250,000 of 5.375% Senior Notes due December 4, 2029 at an issue price of 103.25%
of the principal amount (the “Additional 2029 MRF Senior Notes”) which were consolidated to form a single series with the Initial 2029 MRF Senior Notes (and together, the “2029 MRF Senior Notes”). The net proceeds from the offering of the Initial 2029 MRF Senior Notes were used to repay the outstanding borrowing of the MRM 2015 Revolving Facility in full and to partially prepay the MRM 2015 Term Loan (as defined below). The net proceeds from the offering of the Additional 2029 MRF Senior Notes were used to fully repay the MN1 2020 Revolving Facilities.
On April 17, 2024, MRF issued senior unsecured notes in an aggregate principal amount of $
750,000
of
7.625
% Senior Notes due
April 17, 2032
at an issue price of
100
% of the principal amount (the “2032 MRF Senior Notes”) pursuant to an indenture, dated April 17, 2024 (the “2032 MRF Indenture”) between MRF and a trustee. The net proceeds from the offering of the 2032 MRF Senior Notes were used to partially repay the
MN1 2020 Revolving Facilities.

On September
 24, 2025, MRF issued senior unsecured notes in an aggregate principal amount of $500,000 of 6.500% Senior Notes due September 24, 2033 at an issue price of 100%
of the principal amount (the “2033 MRF Senior Notes”) pursuant to an indenture, dated September 24, 2025 (the “2033 MRF Indenture”) between MRF and a trustee. The net proceeds from the offering of the 2033 MRF Senior Notes were used to settle the 2026 MRF Senior Notes Tender Offer and early redemption of the 2026 MRF Senior Notes as described above.
The 2027 MRF Senior Notes, the 2028 MRF Senior Notes, the 2029 MRF Senior Notes, the 2032 MRF Senior Notes and the 2033 MRF Senior Notes, are collectively referred to as the “MRF Senior Notes”. The 2027 MRF Indenture and, together with the 2028 MRF Indenture, the 2029 MRF Indenture, the 2032 MRF Indenture and the 2033 MRF Indenture, are collectively referred to as the “MRF Indentures”.
There are no interim principal payments on the MRF Senior Notes and interest is payable semi-annually in arrears on each January 17 and July 17 with respect to the 2027 MRF Senior Notes, on each January 21 and July 21 with respect to the 2028 MRF Senior Notes, on each June 4 and December 4 with respect to the 2029 MRF Senior Notes, on each April 17 and October 17 with respect to the 2032 MRF Senior Notes and on each March 24 and September 24 with respect to the 2033 MRF Senior Notes.
The MRF Senior Notes are general obligations of MRF. Each series of the MRF Senior Notes rank equally in right of payment to all existing and future senior indebtedness of MRF, rank senior in right of payment to any existing and future subordinated indebtedness of MRF and are effectively subordinated to all of MRF’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of MRF’s subsidiaries. None of MRF’s subsidiaries guarantee the MRF Senior Notes.
Each of the MRF Indentures contains certain covenants, subject to certain exceptions and conditions, that limit the ability of MRF and its subsidiaries to, among other things, effect a consolidation or merger or sell assets. Each of the MRF Indentures also contains conditions and provides for customary events of default as well as early redemption options available to MRF during certain time periods and redemption options available to the MRF Senior Notes holders in certain events.
In September 2025, MRF entered into two cross-currency swap arrangements to manage the foreign currency exchange rate risk associated with the interest and principal payments under the outstanding 2033 MRF Senior Notes which are denominated in US$. The cross-currency swap exchange predetermined amounts of HK$ for US$ at contractual spot rates based on the aggregate notional amount of $
500,000
. The fair values of the cross-currency swaps are recorded as assets or liabilities in the accompanying consolidated balance sheets, with the changes in fair value recognized as other income, net in the accompanying consolidated statements of operations, as cross-currency swaps are not designated as hedges. As of December 31, 2025, the net fair values of cross-currency swaps were recorded as liabilities, of which $
2,987
were included in prepaid expenses and other current assets and with
$
5,889
were included in other long-term liabilities in the accompanying consolidated
balance sheets. Change in fair value of cross-currency swaps of
$2,902
for the year ended December 31, 2025 was reported as an adjustment of cashflow from operating activities in the accompanying consolidated statements of cash flows.

MRM
 2015
Credit Facilities
On June 19, 2015, MRM (the “Borrower”) entered into a senior secured credit facilities agreement with Bank of China Limited, Macau Branch (in its capacity as the sole lender) (“BOC Macau”) (the “MRM
2015
Credit Facilities”), and following the cancellation of certain of its facilities commitments on May 7, 2020, the available commitments under the term loan facility (the “MRM
2015

Term Loan”) and the multicurrency revolving credit facility (the “MRM
2015

Revolving Facility”) are HK$1,000 (equivalent to $129) each. The MRM
2015

Term Loan and the MRM
2015

Revolving Facility are collateralized by a bank deposit of HK$2,130 (equivalent to $274).
Pursuant to the terms of a waiver letter from BOC Macau to the Borrower dated April 29, 2020 (
the “Waiver Letter”), compliance with certain provisions of the MRM 2015 Credit Facilities were waived and BOC Macau agreed, among other things, to (i) extend the maturity date of the MRM 2015 Credit Facilities to June 24, 2022; (ii) change the repayment date of the MRM 2015 Term Loan to require full repayment on June 24, 2022 from originally being repayable in quarterly installments according to an amortization schedule; (iii) change the interest rate of the borrowings; (iv) waive the requirement to comply with substantially all information undertakings, financial covenants, general undertakings and mandatory prepayment provisions; (v) waive the requirement to make substantially all of the representations; and (vi) waive certain current and/or future defaults and events of default that may arise under the terms of the MRM 2015 Credit Facilities, subject to certain conditions and terms.

Pursuant to the terms of certain extension request letters of the Waiver Letter dated April 6, 2022, December 14, 2022 and June 6, 2024, the maturity date of the MRM
2015

Credit Facilities, and the continuing applicability of the various waivers provided under the Waiver Letter, were further extended to December 31, 2022, June 24, 2024 and June 24, 2026, respectively (the “Extended Termination Date”). The MRM
2015

Term Loan, pursuant to the terms of the Waiver Letter (as amended and extended), is repayable in full on the Extended Termination Date (as amended and extended). Each loan made under the MRM
2015

Revolving Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent.
Borrowings under the MRM 2015 Credit Facilities bore interest at
Hong Kong Interbank Offered Rate (“HIBOR”)
plus a margin ranging from
1.25% to 2.50%
per annum as adjusted in accordance with the leverage ratio in respect of the MRM Borrowing Group (as described below). The Borrower is permitted to select an interest period for borrowings under the MRM 2015 Credit Facilities ranging from one to six months or any other agreed period. Pursuant to the terms of the Waiver Letter, borrowings under the MRM 2015 Credit Facilities bear interest at HIBOR plus a margin of
1
% per annum. As of December 31, 2025 and 2024, the interest rate was approximately
4.53
%
and
5.35
% per annum,
 respectively.

The indebtedness under the MRM 2015 Credit Facilities is guaranteed by MCO Nominee One Limited (“MN1”), a subsidiary of Melco Resorts and certain of its subsidiaries as defined under the MRM 2015 Credit Facilities (other than the Borrower). Security for the MRM 2015 Credit Facilities includes: a first-priority interest in substantially all assets of the borrowing group which includes the Borrower and certain of its subsidiaries as defined under the MRM 2015 Credit Facilities (the “MRM Borrowing Group”), the issued share capital and equity interests and certain buildings, fixtures and equipment of the MRM Borrowing Group and certain other excluded assets and customary security.
Pursuant to the terms of the Waiver Letter, the provisions that limited certain payments of dividends and other distributions by the MRM Borrowing Group to companies or persons who were not members of the MRM Borrowing Group were waived.
Under the MRM
2015

Credit Facilities, in the event of a change of control, the Borrower may be required, at the election of any lender under the MRM
2015

Credit Facilities, to repay such lender in full. In addition, termination or rescission of MRM’s concession contract or land concessions would constitute an event of default. As with substantially all of the undertakings and covenants under the MRM
2015

Credit Facilities, however, these provisions are subject to a continuing waiver under the terms of the Waiver Letter.
The Borrower is obligated to pay a commitment fee on the undrawn amount of the MRM
2015

Revolving Facility and recognized loan commitment fees of $1, $1 and $1 during the years ended December 31, 2025, 2024 and 2023, respectively.
As of December 31, 2025, the outstanding principal amount of the MRM 2015 Term Loan and the MRM 2015 Revolving Facility was HK
$1,000 (equivalent to $129) and nil,
respectively, and the available unused borrowing capacity under the MRM 2015 Revolving Facility was HK$
1,000 (equivalent to $129)
and the outstanding principal amount was included in the
non-current
portion of long-term debt as of December 31, 2025 given the Company has intent and ability to refinance this short-term obligation on a long-term basis.
MN1 2020 Revolving Facilities
On April 29, 2020, MN1 entered into a senior unsecured revolving credit facility agreement with a syndicate of banks (the “MN1 2020 Revolving Facilities”) for a HK$
14,850,000
(equivalent to $
1,915,947)
with a term of five years and a maturity date of April 29, 2025. On April 8, 2024, the lenders approved an extension of the maturity date by two years to
April 29, 2027
.
On February 25, 2025, pursuant to the terms under the MN1 2020 Revolving Facilities, an incremental facility of HK$
387,500
(equivalent to $
49,834
)
was established to increase the available commitments under the MN1 2020 Revolving Facilities from HK$
14,850,000
(equivalent to $
1,909,769
) to HK$
15,237,500
(equivalent to
$
1,959,603
), subject to the satisfaction of certain conditions precedent. Each loan made under the MN1 2020 Revolving Facilities is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or can be rolled over subject to compliance with certain covenants and satisfaction of conditions precedent. MN1 is also subject to mandatory prepayment requirements in respect of various amounts as specified in the MN1 2020 Revolving Facilities. In the event of a change of control or if MRM’s concession contract or land concessions as defined under the MN1 2020 Revolving Facilities are terminated or otherwise expire on its terms, MN1 may be required, at the election of any lender under the MN1 2020 Revolving Facilities, to repay such lender in full.
The indebtedness under the MN1 2020 Revolving Facilities is guaranteed by MRM and MCO Investments Limited (“MINV”), a subsidiary of Melco Resorts.

The MN1 2020 Revolving Facilities contain certain covenants customary for such financings including, but not limited to, limitations on, except as permitted (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) the disposal of certain key assets; and (iv) carrying on businesses which are not the permitted business activities of MINV and its subsidiaries. The MN1 2020 Revolving Facilities also contain conditions and events of default customary for such financings and the financial covenants including a leverage ratio, total leverage ratio and interest cover ratio.
On June 29, 2023 (the “Effective Date”), certain provisions of the MN1 2020 Revolving Facilities were amended and restated (the “MN1 2023 Amendment and Restatement”) such that borrowings under the MN1 2020 Revolving Facilities denominated in US$ bear interest at the term Secured Overnight Financing Rate (“SOFR”) plus an applicable credit adjustment spread ranging from
0.06
% to
0.20
% per annum, as adjusted in accordance with the interest period, and a margin ranging from
1.00
% to
2.00
%
per annum as adjusted in accordance with the leverage ratio in respect of MN1 and certain of its specified subsidiaries. Prior to the Effective Date of the MN1 2023 Amendment and Restatement, borrowings under the MN1 2020 Revolving Facilities denominated in US$ bore interest at the London Interbank Offered Rate plus a margin ranging from
1.00
% to
2.00
%
per annum as adjusted in accordance with the leverage ratio in respect of MN1 and certain of its specified subsidiaries. Borrowings under the MN1 2020 Revolving Facilities denominated in HK$ bear interest at HIBOR plus a margin ranging from
1.00
% to
2.00
%
per annum as adjusted in accordance with the leverage ratio in respect of MN1 and certain of its specified subsidiaries. MN1 may select an interest period for borrowings under the MN1 2020 Revolving Facilities ranging from one to six months or any other agreed period. As of December 31, 2025 and 2024, the weighted average interest rate was approximately
4.27
% and
5.40
% per annum, respectively.
MN1 is obligated to pay a commitment fee on the undrawn amount of the MN1 2020 Revolving Facilities and recognized loan commitment fees of $
4,861, $6,769 and $3,954 during the years ended December 31, 2025, 2024 and 2023, respectively.
On August 16, 2022, MN1 received confirmation that the majority of lenders of the MN1 2020 Revolving Facilities consented and agreed to a waiver extension of certain financial condition covenants contained in the facility agreement under the MN1 2020 Revolving Facilities, in respect of the relevant periods ended on the following applicable test dates: (a) March 31, 2023; (b) June 30, 2023; (c) September 30, 2023; (d) December 31, 2023; and (e) March 31, 2024. Such consent became effective on August 17, 2022.
In June 2025, MN1 entered into four interest rate swap arrangements to hedge the interest rate exposure on loans under the MN1 2020 Revolving Facilities carried at variable interest rate. The Company’s outstanding interest rate swap arrangements as of December 31, 2025 are disclosed in Note 9.
As of December 31, 2025, the outstanding principal amount of the MN1 2020 Revolving Facilities was HK$
6,899,000 (equivalent to $886,625),
and the available unused borrowing capacity under the MN1 2020 Revolving Facilities was HK
$8,338,500 (equivalent to $1,071,622),
subject to the satisfaction of certain conditions precedent.
Studio City Related
SCF Senior Notes
On July 15, 2020, Studio City Finance Limited (“SCF”), a subsidiary of Melco
 Resorts
, issued two series of senior unsecured notes in an aggregate principal amount of $
1,000,000
, consisting of $
500,000
of
6.000
%

Senior Notes due
July 15, 2025
at an issue price of
100
% of the principal amount (the “2025 SCF Senior Notes”) and $
500,000
of
6.500
% Senior Notes due
January 15, 2028
at an issue price of
100
% of the principal amount (the “2028 SCF Senior Notes”) pursuant to an indenture, dated July 15, 2020 (the “2025 SCF Indenture”) among SCF, the guarantors and the trustee. The net proceeds from the offering of the 2025 SCF Senior Notes and the 2028 SCF Senior Notes were partially used to redeem in full the previous senior secured notes of Studio City Company Limited (“SCC”), a subsidiary of Melco
 Resorts
, with the remaining amount used for capital expenditures of the remaining development project at Studio City.
On November 9, 2023, SCF initiated a cash tender offer (the “
2025 SCF Senior Notes
Tender Offer
 (2023)”)
which expired on December 8, 2023, subject to the terms and conditions, to purchase for up to an aggregate principal amount of $
75,000
of the 2025 SCF Senior Notes and was subsequently amended to increase to $
100,000
(the maximum tender amount). SCF purchased an aggregate principal amount of $
100,000
of the 2025 SCF Senior Notes that were validly tendered (and not validly withdrawn) pursuant to the
2025 SCF Senior Notes
Tender Offer
 (2023),
as amended, and settled the transaction on November 28, 2023. On April 8, 2024, SCF initiated a cash tender offer (the “
2025 SCF Senior Notes
Tender Offer
 (2024)”)
which expired on May 6, 2024, subject to the terms and conditions, to purchase for up to an aggregate principal amount of $
100,000
of the outstanding 2025 SCF Senior Notes and was subsequently amended to increase to $
100,029
(the maximum tender amount). SCF purchased an aggregate principal amount of $
100,029
of the 2025 SCF Senior Notes that were validly tendered (and not validly withdrawn) pursuant to the 2025 SCF Senior Notes Tender Offer (2024), as amended, and settled the transaction on April 24, 2024. Other than the 2025 SCF Senior Notes Tender Offer (2023) and the 2025 SCF Senior Notes Tender Offer (2024), SCF repurchased an aggregate principal amount of
$
75,349
and $
3,000
of the 2025 SCF Senior Notes during the years ended December 31, 2024 and 2023, respectively. The 2025 SCF Senior Notes Tender Offer (2023), the 2025 SCF Senior Notes Tender Offer (2024) and repurchases of the 2025 SCF Senior Notes during the years ended December 31, 2024 and 2023 included certain amounts purchased from related parties as disclosed in Note 21. In connection with the 2025 SCF Senior Notes Tender Offer (2023) and the 2025 SCF Senior Notes Tender Offer (2024), and the repurchases of the 2025 SCF Senior Notes during the years ended December 31, 2024 and 2023, the Company recorded a loss on extinguishment of debt of $
1,000
and a gain on extinguishment of debt of $
1,611
during the years ended December 31, 2024 and 2023, respectively. On July 15, 2025, SCF fully redeemed
 the outstanding principal amount of the 2025 SCF Senior Notes of $
221,622
at maturity with funds drawn from SCC Credit Facilities (as defined below) and cash on hand. The redemption of the 2025 SCF Senior Notes during the year ended December 31, 2025 included certain amounts purchased from a related party as disclosed in Note 21.
On January 14, 2021, SCF issued senior unsecured notes in an aggregate principal amount of $750,000 of 5.000% Senior Notes due January 15, 2029 at an issue price of 100% of the principal amount (the “Initial 2029 SCF Senior Notes”) pursuant to an indenture, dated January 14, 2021 (the “2029 SCF Indenture”); and on May 20, 2021 further issued senior unsecured notes in an aggregate principal amount of $350,000 of 5.000% Senior Notes due January 15, 2029 at an issue price of 101.50% of the principal amount (the “Additional 2029 SCF Senior Notes”) which were consolidated to form a single series with the Initial 2029 SCF Senior Notes (and together, the “2029 SCF Senior Notes”). The net proceeds from the offering of the Initial 2029 SCF Senior Notes were primarily used to fund the conditional tender offer and the remaining outstanding balance with accrued interest of previous senior notes of SCF in February 2021. The net proceeds from the offering of the Additional 2029 SCF Senior Notes were used to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.

The 2028 SCF Senior Notes and the 2029 SCF Senior Notes, are collectively referred to as the “SCF Senior Notes”. The 2025 SCF Indenture and the 2029 SCF Indenture, are collectively referred to as the “SCF Indentures”.
There are no interim principal payments on the SCF Senior Notes and interest is payable semi-annually in arrears on each January 15 and July 15 with respect to each series of the SCF Senior Notes.
The SCF Senior Notes are general obligations of SCF. Each series of the SCF Senior Notes rank equally in right of payment to all existing and future senior indebtedness of SCF, rank senior in right of payment to any existing and future subordinated indebtedness of SCF and are effectively subordinated to all of SCF’s existing and future secured indebtedness (to the extent of the value of the property and assets securing such indebtedness).
All of the existing subsidiaries of SCF and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (the “SCF Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the SCF Senior Notes on a senior basis (the “SCF Senior Notes Guarantees”). The SCF Senior Notes Guarantees are general obligations of the SCF Senior Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the SCF Senior Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the SCF Senior Notes Guarantors. The SCF Senior Notes Guarantees are effectively subordinated to the SCF Senior Notes Guarantors’ obligations under all existing and any future secured indebtedness (to the extent of the value of such property and assets securing such indebtedness).
Each of the SCF Indentures contains certain covenants, subject to certain exceptions and conditions, that limit the ability of SCF and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with affiliates; and (viii) effect a consolidation or merger. Each of the SCF Indentures also contains conditions and provides for customary events of default as well as early redemption options available to SCF during certain time periods and redemption options available to the SCF Senior Notes holders in certain events.
There are provisions under each of the SCF Indentures that limit or prohibit certain payments of dividends and other distributions by SCF and its restricted subsidiaries to companies or persons who are not SCF or its restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2025, the net assets of SCF and its restricted subsidiaries of approximately $
584,000
 were restricted from being distributed under the terms of the SCF Senior Notes.
SCC Senior Secured Notes
On February 16, 2022, SCC issued senior secured notes in an aggregate principal amount of $350,000 of 7.000% Senior Notes due February 15, 2027 at an issue price of 100%
of the principal amount (the “2027 SCC Senior Secured Notes”) pursuant to an indenture, dated February 16, 2022 (the “2027 SCC Indenture”) among SCC, the guarantors and the trustee. The net proceeds from the offering of the 2027 SCC Senior Secured Notes were used to fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.

SCC Senior Secured Notes
 - continued

There are no interim principal payments on the 2027 SCC Senior Secured Notes and interest is payable semi-annually in arrears on each February 15 and August 15.
The 2027 SCC Senior Secured Notes are senior secured obligations of SCC, rank equally in right of payment to all existing and future senior indebtedness of SCC (although any liabilities in respect of obligations under the SCC Credit Facilities that are secured by common collateral securing the 2027 SCC Senior Secured Notes will have priority over the 2027 SCC Senior Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of SCC and are effectively subordinated to SCC’s existing and future secured indebtedness that is secured by assets that do not secure the 2027 SCC Senior Secured Notes, to the extent of the assets securing such indebtedness.
Studio City Investments Limited (“SCI”), a subsidiary of Melco Resorts, all of its existing subsidiaries (other than SCC) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the SCC Credit Facilities) (the “2027 SCC Senior Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2027 SCC Senior Secured Notes on a senior basis (the “2027 SCC Senior Secured Notes Guarantees”). The 2027 SCC Senior Secured Notes Guarantees are senior obligations of the 2027 SCC Senior Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2027 SCC Senior Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2027 SCC Senior Secured Notes Guarantors. The 2027 SCC Senior Secured Notes Guarantees are pari passu to the 2027 SCC Senior Secured Notes Guarantors’ obligations under the SCC Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2027 SCC Senior Secured Notes and the 2027 SCC Senior Secured Notes Guarantees, to the extent of the value of the assets.
The 2027 SCC Senior Secured Notes are secured, on an equal basis with the SCC Credit Facilities, by substantially all of the material assets of SCI and its subsidiaries (although obligations under the SCC Credit Facilities that are secured by the common collateral securing the 2027 SCC Senior Secured Notes will have priority over the 2027 SCC Senior Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral); in addition, in line with the SCC Credit Facilities, the 2027 SCC Senior Secured Notes are also secured by certain specified bank accounts.
The 2027 SCC Indenture contains certain covenants, subject to certain exceptions and conditions, that limit the ability of SCC, SCI and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with affiliates; and (xi) effect a consolidation or merger. The 2027 SCC Indenture also contains conditions and provides for customary events of default as well as early redemption options available to SCC during certain time periods and redemption options available to the 2027 SCC Senior Secured Notes holders in certain events.

SCC Senior Secured Notes
 - continued

There are provisions under the 2027 SCC Indenture that limit or prohibit certain payments of dividends and other distributions by SCC, SCI and their respective restricted subsidiaries to companies or persons who are not SCC, SCI and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2025, the net assets of SCI and its restricted subsidiaries of approximately $
511,000
 were restricted from being distributed under the terms of the 2027 SCC Senior Secured Notes.
SCC Credit Facilities
On March 15, 2021, SCC (the “SC Borrower”) amended the terms of its prior senior secured credit facilities agreement entered into with a syndicate of banks, including the extension of the maturity date of the HK$234,000 (equivalent to $30,077) senior secured credit facilities (the “SCC
2021
Credit Facilities”), comprising a HK$1,000 (equivalent to $129) term loan facility (the “SCC
2021
Term Loan”) and a HK$233,000 (equivalent to $29,948)
revolving credit facility (the “SCC
2021
Revolving Facility”) to January 15, 2028. Changes have also been made to the covenants in order to align them with those of certain other financings at SCF, including amending the threshold sizes and measurement dates of the covenants. On November 29, 2024, SCC further amended the terms of the SCC
2021
Credit Facilities (the “
SCC 2024
 Amendment and Restatement”), including but not limited to the extension of the maturity date to
August 29, 2029
and the change of interest margin. The SCC
2021
Term Loan shall be repaid on August 29, 2029 with no interim amortization payments. The SCC
2021
Revolving Facility is available up to the date that is one month prior to August 29, 2029.
Pursuant to the SCC 2024 Amendment and Restatement, borrowings under the SCC 2021 Credit Facilities denominated in US$ bear interest at term SOFR plus an applicable credit adjustment spread ranging from
0.06% to 0.20% per annum and a margin of 2.25%
per annum; borrowings under the SCC 2021 Credit Facilities denominated in HK$ bear interest at HIBOR plus a margin of 2.25%
per annum. Prior to the effective of the SCC 2024 Amendment and Restatement, borrowings under the SCC 2021 Credit Facilities denominated in HK$ bore interest at HIBOR plus a margin of 4%
per annum. The SC Borrower may select an interest period for borrowings under the SCC 2021 Credit Facilities ranging from one to six months or any other agreed period. As of December 31, 2025 and 2024, the weighted average interest rate was approximately 5.23% and 6.83% per annum, respectively. The SC Borrower is obligated to pay a commitment fee on the undrawn amount of the SCC
2021
Revolving Facility and recognized loan commitment fees of $123, $403 and $417 during the years ended December 31, 2025, 2024 and 2023, respectively.
As of December
 31, 2025, the outstanding principal amount of the SCC
2021
Term Loan and the SCC
2021
Revolving Facility were HK$1,000 (equivalent to $129) and HK$233,000 (equivalent to $29,944), respectively, and the available unused borrowing capacity under the SCC
2021
Revolving Facility was
nil
.
On November 29, 2024, SCC entered into a senior secured revolving credit facility agreement with a syndicate of banks (the “SCC 2024 Revolving
Facilities
”) for HK$1,945,000 (equivalent to $250,273) with a term of five years and maturity date of November 29, 2029, with an option to increase the commitments in an amount not exceeding $100,000, subject to satisfaction of conditions precedent. The SCC 2024 Revolving Facilities are available up to the date that is one month prior to the maturity date.
Borrowings under the SCC 2024 Revolving
Facilities
can be denominated in US$ which bear interest at term SOFR or HK$ which bear interest at HIBOR, in both case plus an applicable margin ranging fro
m

1.95% to 2.55% per annum as adjusted in accordance with the leverage ratio.
The
SC Borrower may select an interest period for borrowings under the SCC 2024 Revolving Facilit ies
 ranging from one to six months or any other agreed period. As of December 31, 2025, the interest rate was approximately 5.33
%
 per annum.
The SC Borrower is obligated to pay a commitment fee on the undrawn amount of the SCC 2024 Revolving
Facilities
and recognized loan commitment fees of $1,716 and $189 during the years ended December 31, 2025 and 2024, respectively.
As of December 31, 2025, the outstanding principal amount of the SCC 2024 Revolving
Facilities
was HK$389,000 (equivalent to $49,992), and the available unused borrowing capacity under the SCC 2024 Revolving
Facilities
was HK$1,556,000 (equivalent to $199,969) of which $119,935 is available to draw, subject to the satisfaction of certain conditions.
The SCC 2021 Credit Facilities and the SCC 2024 Revolving Facilities are collectively referred to as the “SCC Credit Facilities”.
The SCC 2021 Term Loan is collateralized by cash
 of HK$1,013 (equivalent to $130). The SC Borrower is subject to mandatory prepayment requirements in respect of various amounts of the SCC
2021
Revolving
Facilit
y
 and the SCC 2024 Revolving Facilit
ies
; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the SC Borrower and certain of its subsidiaries as defined under the SCC Credit Facilities (the “SC Borrowing Group”), the SCC Credit Facilities are required to be repaid in full. In the event of a change of control, the SC Borrower may be required, at the election of any lender under the SCC Credit Facilities, to repay such lender in full (other than the principal amount of the SCC
2021
Term Loan).
The indebtedness under the SCC Credit Facilities is guaranteed by SCI and its subsidiaries (other than the SC Borrower). Security for the SCC Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or right to use agreements; as well as other customary security. The SCC Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants aligned with those of certain other financings at SCF. Certain specified bank accounts of MRM are pledged under SCC Credit Facilities and related finance documents. The SCC Credit Facilities are secured by substantially all of the material assets of SCI and its subsidiaries. Pursuant to the guarantee dated November 29, 2024 signed by SCIH, the indebtedness under the SCC 2024 Revolving Facilities is also guaranteed by SCIH.
The SCC Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of SCC, SCI and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with affiliates; and (xi) effect a consolidation or merger. The SCC Credit Facilities also contain conditions and events of default customary for such financings.

In addition, modification, expiry, or termination of the gaming concession of MRM in circumstances that have a material adverse effect on the SC Borrowing Group (as a whole) will allow lenders to elect for the mandatory prepayment of all outstanding loan amounts.
There are provisions that limit certain payments of dividends and other distributions by the SC Borrowing Group to companies or persons who are not members of the SC Borrowing Group. As of December 31, 2025, the net assets of SCI and its restricted subsidiaries of approximately $
511,000
 were restricted from being distributed under the terms of the SCC Credit Facilities.
MRP Related
MRP Credit Facility
On October 14, 2015, Melco Resorts and Entertainment (Philippines) Corporation (“MRP”), a subsidiary of Melco Resorts, entered into an on-demand,
unsecured credit facility agreement of Philippine Pesos (“PHP”)
2,350,000 (equivalent to $49,824), as amended from time to time (the “MRP Credit Facility”) with a lender to finance advances to Melco Resorts Leisure (PHP) Corporation (“MRL”), a subsidiary of Melco
 Resorts
. The available drawdown currencies under the MRP Credit Facility are PHP and US$. As of December 31, 2025, the MRP Credit Facility availability period, as amended from time to time, is up to June 30, 2026, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is 360 days from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period. The individual drawdowns under the MRP Credit Facility are subject to certain conditions precedent, including issuance of a promissory note in favor of the lender evidencing such drawdown. As of December 31, 2025, borrowings under the MRP Credit Facility bear interest, as amended from time to time, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) Philippines Term Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, such rate to be set one business day prior to the relevant interest period. The MRP Credit Facility includes a tax gross-up
provision requiring MRP to pay without any deduction or withholding for or on account of tax.
As of December 31, 2025, the MRP Credit Facility had not yet been drawn and the available unused borrowing capacity was PHP
2,350,000 (equivalent to $39,920).

Scheduled Maturities of Long-term Debt
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2025 are as follows:

Year ending December 31,
2026	$129
2027	1,836,625
2028	1,350,000
2029	2,330,065
2030	—
Over 2030	1,250,000

$6,766,819